Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.17 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.60%
Innovator U.S. Equity Ultra Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Innovator U.S. Equity Ultra Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $401.60 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Ultra Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $688.96 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.10%)